Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Property, Plant and Equipment
Property, Plant and Equipment, gross	$ 1,207		$ 1,074
Less accumulated depreciation and amortization	(367)		(144)
Property, Plant and Equipment, net	840	$ 779	930
Leasehold improvements
Property, Plant and Equipment
Property, Plant and Equipment, gross	$ 891		891
Office equipment
Property, Plant and Equipment
Useful Life	5 years
Property, Plant and Equipment, gross	$ 70		70
Computers and software
Property, Plant and Equipment
Useful Life	3 years
Property, Plant and Equipment, gross	$ 19		19
Furniture and fixtures
Property, Plant and Equipment
Useful Life	5 years
Property, Plant and Equipment, gross	$ 227		$ 94